REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

Board of Trustees of
Equalize Community Development
Fund
Wayne, Pennsylvania


In planning and performing our audit of
the financial statements of the Equalize
Community Development Fund (the
Fund), as of and for the period ended
June 30, 2024, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States), we considered the Fund  s
internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States).
However, we noted no deficiencies in
the Fund  s internal control over
financial reporting and its operation,
including controls over safeguarding
securities, that we consider to be
material weaknesses as defined above as
of June 30, 2024.

This report is intended solely for the
information and use of management, the
Board of Trustees of the Equalize
Community Development Fund and the
Securities and Exchange Commission,
and is not intended to be and should not be used by anyone other than these specified parties.


/s/ Tait, Weller & Baker LLP

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2024



























Shareholders and Board of Trustees
Equalize Community Development
Fund
Page Two